Investment Risks	Jan. 28, 2026
Leuthold Core Investment Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk: The prices of the securities in which the Fund invests may decline in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Policy and legislative changes in foreign countries and other events affecting global markets, such as the recent armed conflicts between Ukraine and Russia in Europe and among Israel, Hamas, and other militant groups in the Middle East, may contribute to decreased liquidity and increased volatility in the financial markets. Similarly, the impact of any epidemic, pandemic or natural disaster, such as COVID-19, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged. Price and liquidity changes may occur in the market as a whole, or they may occur in only a particular company, industry, sector, or geographical region of the market. These effects could negatively impact the Fund’s performance.
Leuthold Core Investment Fund | Equity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Risk: The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Leuthold Core Investment Fund | Interest Rate Risk1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk: Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. The Fund may take steps to attempt to reduce the exposure of its portfolio to interest rate changes; however, there can be no guarantee that the Fund will take such actions or that the Fund will be successful in reducing the impact of interest rate changes on the portfolio. In the past, governmental financial regulators, including the U.S. Federal Reserve, took steps to maintain historically low interest rates. Recently, government regulators have increased interest rates to combat the rise in inflation and are now considering lowering them again as inflation appears to have subsided and unemployment rates have increased. These changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
Leuthold Core Investment Fund | Credit Risk1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk: The issuers of the bonds and other debt securities held by the Fund or by the mutual funds in which the Fund invests may not be able to make interest or principal payments. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security.
Leuthold Core Investment Fund | Growth Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Investing Risk: Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

Leuthold Core Investment Fund | Value Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Investing Risk: The value approach to investing involves the risk that stocks of undervalued companies may remain undervalued. The Fund may suffer losses if stocks the Adviser identifies as undervalued and/or temporarily out of favor in the market were improperly identified by the Adviser as undervalued or out of favor, or if those stocks remain undervalued for an extended period of time.
Leuthold Core Investment Fund | Real Estate And REITs Risk Member
Prospectus [Line Items]
Risk [Text Block]	Real Estate and REITs Risk: REITs are companies that invest in real estate or interests therein. Investments in real estate securities are subject to risks inherent in the real estate market, including risks related to possible declines in the value of and demand for real estate, which may cause the value of the Fund to decline. Share prices of REITs may decline because of adverse developments affecting the residential and commercial real estate industry, residential and commercial property values, including supply and demand for residential and commercial properties, the credit performance of residential and commercial mortgages, the economic health of the country or of different regions, and interest rates. In particular, the commercial real estate segment of the real estate market has been under pressure in recent years due to various factors, including the COVID pandemic, rising interest rates and the trend of more employees working from home. There is no way to predict how long this trend will continue, and investments tied to commercial real estate, as well as residential real estate, could see significant declines moving forward.
Leuthold Core Investment Fund | Smaller And Medium Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Smaller and Medium Capitalization Companies Risk: The securities of smaller and medium capitalization companies are generally riskier than larger capitalization companies since they don’t have the financial resources or the well established businesses of the larger companies.The Fund considers smaller and medium capitalization companies to be those with market capitalization values within the combined range represented in the S&P SmallCap 600® and the S&P MidCap 400® Index. As of December 31, 2025, the combined market capitalization range of the these two indexes was between approximately $310 million and $ 33 billion. Generally, the share prices of stocks of smaller capitalization companies are more volatile than those of larger capitalization companies. The returns of stocks of smaller capitalization companies may vary, sometimes significantly, from the returns of the overall market. Smaller capitalization companies tend to perform poorly during times of economic stress. Finally, relative to large company stocks, the stocks of smaller capitalization companies may be thinly traded, and purchases and sales may result in higher transaction costs. The securities of medium capitalization companies generally trade in lower volumes than those of large capitalization companies and tend to be more volatile because mid-cap companies tend to be more susceptible to adverse business or economic events than larger more established companies.
Leuthold Core Investment Fund | Large Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Capitalization Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.
Leuthold Core Investment Fund | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk: The Fund’s investing approach may dictate an emphasis on certain sectors, industries, or sub- sectors of the market at any given time. To the extent the Fund invests more heavily in one sector, industry, or sub-sector of the market, it thereby presents a more concentrated risk and its performance will be especially sensitive to developments that significantly affect those sectors, industries, or sub-sectors. In addition, the value of Fund shares may change at different rates compared to the value of shares of a fund with investments in a more diversified mix of sectors and industries. An individual sector, industry, or sub-sector of the market may have above-average performance during particular periods, but may also move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events. The Fund’s performance could also be affected if the sectors, industries, or sub-sectors do not perform as expected. Alternatively, the lack of exposure to one or more sectors or industries may adversely affect performance.
Leuthold Core Investment Fund | Foreign And Emerging Markets Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign and Emerging Markets Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by mutual funds in which the Fund invests may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S.
dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Policy and legislative changes in foreign countries and other events affecting global markets, such as the recent armed conflicts between Ukraine and Russia in Europe and among Israel, Hamas, and other militant groups in the Middle East, may contribute to decreased liquidity and increased volatility in the financial markets. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. government and the U.S. economy. The risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments.

Leuthold Core Investment Fund | Currency Exchange Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Currency Exchange Rate Risk: Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s Underlying Investments with underlying foreign shares and the value of your Shares. Because the Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests through Underlying Investments depreciates against the U.S. dollar. This is true even if the local currency value of securities held by the Fund goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar. The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include: national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning, and you may lose money.
Leuthold Core Investment Fund | Depositary Receipt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Depositary Receipts Risk: Depositary Receipts are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the social, political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on non-U.S. markets, exchange risk.
Leuthold Core Investment Fund | Short Sales Risk Member
Prospectus [Line Items]
Risk [Text Block]	Short Sales Risk: The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund’s long positions will decline in value at the same time that the value of its securities sold short increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance will also suffer if it is required to close out a short position earlier than it had intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open securities sold short. These expenses may negatively impact the performance of the Fund. Securities sold short introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Since a security’s price in theory has no maximum, there is also no maximum potential loss to the Fund for short sales and thus a potential risk of losing the entire value of the Fund's investment.
Leuthold Core Investment Fund | Asset Allocation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Asset Allocation Risk: The Fund’s performance will also be affected by the Adviser’s ability to anticipate correctly the relative potential returns and risks of the asset classes in which the Fund invests. For example, the Fund’s relative investment performance would suffer if only a small portion of its assets were allocated to stocks during a significant stock market advance, and its absolute investment performance would suffer if a major portion of its assets were allocated to stocks during a market decline. Finally, since the Fund intends to assume only prudent investment risk, there will be periods in which the Fund underperforms mutual funds that are willing to assume greater risk.

Leuthold Core Investment Fund | Quantitative Investment Approach And Model Risk Member
Prospectus [Line Items]
Risk [Text Block]	Quantitative Investment Approach and Model Risk: The Fund utilizes a quantitative investment approach and proprietary models designed to assist the Adviser’s judgment about the attractiveness, value, and potential appreciation or depreciation of a particular security or instrument in which the Fund invests. While the Adviser continuously reviews and refines, if necessary, its investment approach and proprietary models, there is a risk that the quantitative investment approach and proprietary models may be inaccurate or depend on a poorly defined data collection, analysis, or assumptions, and there may be market conditions where the quantitative investment approach and proprietary models perform poorly.
Leuthold Core Investment Fund | Investment Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment Company Risk: The risks of investing in investment companies typically reflect the risks of the underlying investments. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund may be subject to statutory limits with respect to the amount it can invest in other ETFs, which may adversely affect the Fund’s ability to achieve its investment objective. Investments in ETFs are also subject to the following risks: (i) an ETF’s shares may trade at a market price above or below their net asset value (“NAV”); (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.
Leuthold Core Investment Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk: Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.
Leuthold Core Investment Fund | Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	Options Risk: An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash an amount based on an underlying asset, rate, or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or other assets decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire exercise price of each option it sells but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. By writing a call option, the Fund may be obligated to deliver instruments underlying an option at less than the market price. In the case of an uncovered call option, there is a risk of unlimited loss.
Leuthold Core Investment Fund | Managed Futures Strategy/Commodities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Managed Futures Strategy/Commodities Risk: Investments in managed futures programs may be subject to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including weather and natural disasters; governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies; acts of terrorism, tariffs and U.S. and international economic, political, military and regulatory developments. The demand and supply of these commodities may also fluctuate widely based on such factors as interest rates, investors’ expectation with respect to the rate of inflation, currency exchange rates, the production and cost levels of the producers and/or forward selling by such producers, global or regional political, economic or financial events, purchases and sales by central banks, and trading activities by hedge funds and other commodity funds. Commodity investments may use derivatives, such as futures, options, and swaps, which expose them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of the trade will default).

Leuthold Core Investment Fund | Mortgage- And Asset-Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mortgage- and Asset-Backed Securities Risk: Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The rate of defaults and losses on mortgage loans will be affected by a number of factors, including general economic conditions and those in the geographic area where the mortgaged property is located, the terms of the mortgage loan, the borrower’s equity in the mortgaged property, and the financial circumstances of the borrower. The Fund’s investments in mortgage-backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn or rising interest rates. Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.
Leuthold Core Investment Fund | Tax Law Change Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Law Change Risk: All statements contained in this Prospectus regarding the U.S. federal income tax consequences of an investment in the Fund are based on current law, which is subject to change at any time, potentially with retroactive effect. For example, tax legislation enacted in 2017 (the Tax Cuts and Jobs Act) resulted in fundamental changes to the Code (some of which are set to expire in the next few years). More recently, the Inflation Reduction Act of 2022 will add a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. The excise tax on repurchases of stock may cause some corporations in which the Fund invests to reduce liquidity opportunities for its investors, which could potentially reduce the value of your investment in the Fund. Such legislation, as well as possible future U.S. tax legislation and administrative guidance, could materially affect the tax consequences of your investment in the Fund and the Fund’s investments or holding structures.
Leuthold Core Investment Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investors in the Fund may lose money.
Leuthold Global Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk: The prices of the securities in which the Fund invests may decline in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Policy and legislative changes in foreign countries and other events affecting global markets, such as the recent armed conflicts between Ukraine and Russia in Europe and among Israel, Hamas, and other militant groups in the Middle East, may contribute to decreased liquidity and increased volatility in the financial markets. Similarly, the impact of any epidemic, pandemic or natural disaster, such as COVID-19, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged. Price and liquidity changes may occur in the market as a whole, or they may occur in only a particular company, industry, sector, or geographical region of the market. These effects could negatively impact the Fund’s performance.
Leuthold Global Fund | Equity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Risk: The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Leuthold Global Fund | Interest Rate Risk1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk: Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. The Fund may take steps to attempt to reduce the exposure of its portfolio to interest rate changes; however, there can be no guarantee that the Fund will take such actions or that the Fund will be successful in reducing the impact of interest rate changes on the portfolio. In the past, governmental financial regulators, including the U.S. Federal Reserve, took steps to maintain historically low interest rates. Recently, government regulators have increased interest rates to combat the rise in inflation and are now considering lowering them again as inflation appears to have subsided and unemployment rates have increased. These changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets..
Leuthold Global Fund | Credit Risk1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk: The issuers of the bonds and other debt securities held by the Fund or by the mutual funds in which the Fund invests may not be able to make interest or principal payments. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security.
Leuthold Global Fund | Growth Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Investing Risk: Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
Leuthold Global Fund | Value Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Investing Risk: The value approach to investing involves the risk that stocks of undervalued companies may remain undervalued. The Fund may suffer losses if stocks the Adviser identifies as undervalued and/or temporarily out of favor in the market were improperly identified by the Adviser as undervalued or out of favor, or if those stocks remain undervalued for an extended period of time.

Leuthold Global Fund | Large Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Capitalization Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.
Leuthold Global Fund | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk: The Fund’s investing approach may dictate an emphasis on certain sectors, industries, or sub- sectors of the market at any given time. To the extent the Fund invests more heavily in one sector, industry, or sub-sector of the market, it thereby presents a more concentrated risk and its performance will be especially sensitive to developments that significantly affect those sectors, industries, or sub-sectors. In addition, the value of Fund shares may change at different rates compared to the value of shares of a fund with investments in a more diversified mix of sectors and industries. An individual sector, industry, or sub-sector of the market may have above-average performance during particular periods, but may also move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events. The Fund’s performance could also be affected if the sectors, industries, or sub-sectors do not perform as expected. Alternatively, the lack of exposure to one or more sectors or industries may adversely affect performance.

Leuthold Global Fund | Currency Exchange Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Currency Exchange Rate Risk: Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s Underlying Investments with underlying foreign shares and the value of your Shares. Because the Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests through Underlying Investments depreciates against the U.S. dollar. This is true even if the local currency value of securities held by the Fund goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar. The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include: national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning, and you may lose money.
Leuthold Global Fund | Depositary Receipt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Depositary Receipts Risk: Depositary Receipts are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the social, political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on non-U.S. markets, exchange risk.
Leuthold Global Fund | Short Sales Risk Member
Prospectus [Line Items]
Risk [Text Block]	Short Sales Risk: The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund’s long positions will decline in value at the same time that the value of its securities sold short increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance will also suffer if it is required to close out a short position earlier than it had intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open securities sold short. These expenses may negatively impact the performance of the Fund. Securities sold short introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Since a security’s price in theory has no maximum, there is also no maximum potential loss to the Fund for short sales and thus a potential risk of losing the entire value of the Fund's investment.
Leuthold Global Fund | Asset Allocation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Asset Allocation Risk: The Fund’s performance will also be affected by the Adviser’s ability to anticipate correctly the relative potential returns and risks of the asset classes in which the Fund invests. For example, the Fund’s relative investment performance would suffer if only a small portion of its assets were allocated to stocks during a significant stock market advance, and its absolute investment performance would suffer if a major portion of its assets were allocated to stocks during a market decline. Finally, since the Fund intends to assume only prudent investment risk, there will be periods in which the Fund underperforms mutual funds that are willing to assume greater risk.
Leuthold Global Fund | Quantitative Investment Approach And Model Risk Member
Prospectus [Line Items]
Risk [Text Block]	Quantitative Investment Approach and Model Risk: The Fund utilizes a quantitative investment approach and proprietary models designed to assist the Adviser’s judgment about the attractiveness, value, and potential appreciation or depreciation of a particular security or instrument in which the Fund invests. While the Adviser continuously reviews and refines, if necessary, its investment approach and proprietary models, there is a risk that the quantitative investment approach and proprietary models may be inaccurate or depend on a poorly defined data collection, analysis, or assumptions, and there may be market conditions where the quantitative investment approach and proprietary models perform poorly.
Leuthold Global Fund | Investment Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment Company Risk: The risks of investing in investment companies typically reflect the risks of the underlying investments. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund may be subject to statutory limits with respect to the amount it can invest in other ETFs, which may adversely affect the Fund’s ability to achieve its investment objective. Investments in ETFs are also subject to the following risks: (i) an ETF’s shares may trade at a market price above or below their net asset value (“NAV”); (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.
Leuthold Global Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk: Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.
Leuthold Global Fund | Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	Options Risk: An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash an amount based on an underlying asset, rate, or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or other assets decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire exercise price of each option it sells but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. By writing a call option, the Fund may be obligated to deliver instruments underlying an option at less than the market price. In the case of an uncovered call option, there is a risk of unlimited loss.
Leuthold Global Fund | Tax Law Change Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Law Change Risk: All statements contained in this Prospectus regarding the U.S. federal income tax consequences of an investment in the Fund are based on current law, which is subject to change at any time, potentially with retroactive effect. For example, tax legislation enacted in 2017 (the Tax Cuts and Jobs Act)
resulted in fundamental changes to the Code (some of which are set to expire in the next few years). More recently, the Inflation Reduction Act of 2022 will add a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. The excise tax on repurchases of stock may cause some corporations in which the Fund invests to reduce liquidity opportunities for its investors, which could potentially reduce the value of your investment in the Fund. Such legislation, as well as possible future U.S. tax legislation and administrative guidance, could materially affect the tax consequences of your investment in the Fund and the Fund’s investments or holding structures.

Leuthold Global Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign and Emerging Markets Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by mutual funds in which the Fund invests may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Policy and legislative changes in foreign countries and other events affecting global markets, such as the recent armed conflicts between Ukraine and Russia in Europe and among Israel, Hamas, and other militant groups in the Middle East, may contribute to decreased liquidity and increased volatility in the financial markets. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. government and the U.S. economy. The risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments.
Leuthold Global Fund | Medium And Small Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]	Smaller and Medium Capitalization Companies Risk: The securities of smaller and medium capitalization companies are generally riskier than larger capitalization companies since they don’t have the financial resources or the well established businesses of the larger companies.The Fund considers smaller and medium capitalization companies to be those with market capitalization values within the combined range represented in the S&P SmallCap 600® and the S&P MidCap 400® Index. As of December 31, 2025, the combined market capitalization range of these two indexes was between approximately $310 million and $33 billion. Generally, the share prices of stocks of smaller capitalization companies are more volatile than those of larger capitalization companies. The returns of stocks of smaller capitalization companies may vary, sometimes significantly, from the returns of the overall market. Smaller capitalization companies tend to perform poorly during times of economic stress. Finally, relative to large company stocks, the stocks of smaller capitalization companies may be thinly traded, and purchases and sales may result in higher transaction costs. The securities of medium capitalization companies generally trade in lower volumes than those of large capitalization companies and tend to be more volatile because mid-cap companies tend to be more susceptible to adverse business or economic events than larger more established companies.
Leuthold Global Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investors in the Fund may lose money.
Leuthold Grizzly Short Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk: The prices of the securities in which the Fund invests may increase in response to issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and shifting investor sentiment or publicity. Policy and legislative changes in foreign countries and other events affecting global markets, such as the recent armed conflicts between Ukraine and Russia in Europe and among Israel, Hamas, and other militant groups in the Middle East, may contribute to decreased liquidity and increased volatility in the financial markets. Similarly, the impact of any epidemic, pandemic or natural disaster, such as COVID-19, or widespread fear that such events may occur, could affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. The price increases of common stocks, in particular, may be steep, sudden and/or prolonged. Price and liquidity changes may occur in the market as a whole, or they may occur in only a particular company, industry, sector, or geographical region of the market. These effects could negatively impact the Fund’s performance.

Leuthold Grizzly Short Fund | Smaller And Medium Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Smaller and Medium Capitalization Companies Risk: The securities of smaller and medium capitalization companies are generally riskier than larger capitalization companies since they don’t have the financial resources or the well established businesses of the larger companies. The Fund considers smaller and medium capitalization companies to be those with market capitalization values within the combined range represented in the S&P SmallCap 600® and the S&P MidCap 400® Index. As of December 31, 2025, the combined market capitalization range of these two indexes was between approximately $310 million and $33 billion. Generally, the share prices of stocks of smaller capitalization companies are more volatile than those of larger capitalization companies. The returns of stocks of smaller capitalization companies may vary, sometimes significantly, from the returns of the overall market. Smaller capitalization companies tend to perform poorly during times of economic stress. Finally, relative to large company stocks, the stocks of smaller capitalization companies may be thinly traded, and purchases and sales may result in higher transaction costs. The securities of medium capitalization companies generally trade in lower volumes than those of large capitalization companies and tend to be more volatile because mid-cap companies tend to be more susceptible to adverse business or economic events than larger more established companies.
Leuthold Grizzly Short Fund | Short Sales Risk Member
Prospectus [Line Items]
Risk [Text Block]	Short Sales Risk: The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund’s long positions will decline in value at the same time that the value of its securities sold short increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance will also suffer if it is required to close out a short position earlier than it had intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open securities sold short. These expenses may negatively impact the performance of the Fund. Securities sold short introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Since a security’s price in theory has no maximum, there is also no maximum potential loss to the Fund for short sales and thus a potential risk of losing the entire value of the Fund's investment.
Leuthold Grizzly Short Fund | Quantitative Investment Approach And Model Risk Member
Prospectus [Line Items]
Risk [Text Block]	Quantitative Investment Approach and Model Risk: The Fund utilizes a quantitative investment approach and proprietary models designed to assist the Adviser’s judgment about the attractiveness, value, and potential appreciation or depreciation of a particular security or instrument in which the Fund invests. While the Adviser continuously reviews and refines, if necessary, its investment approach and proprietary models, there is a risk that the quantitative investment approach and proprietary models may be inaccurate or depend on a poorly defined data collection, analysis, or assumptions, and there may be market conditions where the quantitative investment approach and proprietary models perform poorly. The Adviser’s Vulnerability Index is used to narrow down the 1500 stock universe to securities that appear to be attractive short sale candidates and to provide ongoing monitoring of the short positions that are held in the portfolio. There is a risk that the Vulnerability Index may not correctly identify stocks that will decline in price.
Leuthold Grizzly Short Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk: Liquidity risk is the risk, due to certain investments trading in lower volumes or due to market and economic conditions, that the Fund may be unable to find securities to sell short or to buy securities to cover short positions at the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the Fund’s ability to buy securities to cover short positions when it needs to dispose of them. If the Fund is forced to cover its short positions at an unfavorable time and/or under conditions adverse to the Fund in order to meet redemption requests, such activity could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.

Leuthold Grizzly Short Fund | Tax Law Change Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Law Change Risk: All statements contained in this Prospectus regarding the U.S. federal income tax consequences of an investment in the Fund are based on current law, which is subject to change at any time, potentially with retroactive effect. For example, tax legislation enacted in 2017 (the Tax Cuts and Jobs Act) resulted in fundamental changes to the Code (some of which are set to expire in the next few years). More recently, the Inflation Reduction Act of 2022 will add a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. The excise tax on repurchases of stock may cause some corporations in which the Fund invests to reduce liquidity opportunities for its investors, which could potentially reduce the value of your investment in the Fund. Such legislation, as well as possible future U.S. tax legislation and administrative guidance, could materially affect the tax consequences of your investment in the Fund and the Fund’s investments or holding structures.
Leuthold Grizzly Short Fund | Rising Stock Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Rising Stock Market Risk: The Fund typically will be approximately “100% short.” Accordingly, in rising stock markets its risk of loss will be greater than in declining stock markets. Over time stock markets have risen more often than they have declined.
Leuthold Grizzly Short Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investors in the Fund may lose money.
Leuthold Core ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk: The prices of the securities in which the Fund invests may decline in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Policy and legislative changes in foreign countries and other events affecting global markets, such as the recent armed conflicts between Ukraine and Russia in Europe and among Israel, Hamas, and other militant groups in the Middle East, may contribute to decreased liquidity and increased volatility in the financial markets. Similarly, the impact of any epidemic, pandemic or natural disaster, such as COVID-19, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged. Price and liquidity changes may occur in the market as a whole, or they may occur in only a particular company, industry, sector, or geographical region of the market. These effects could negatively impact the Fund’s performance.
Leuthold Core ETF | Equity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Risk: The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Leuthold Core ETF | Interest Rate Risk1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk: Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. The Fund may take steps to attempt to reduce the exposure of its portfolio to interest rate changes; however, there can be no guarantee that the Fund will take such actions or that the Fund will be successful in reducing the impact of interest rate changes on the portfolio. In the past, governmental financial regulators, including the U.S. Federal Reserve, took steps to maintain historically low interest rates. Recently, government regulators have increased interest rates to combat the rise in inflation and are now considering lowering them again as inflation appears to have subsided and unemployment rates have increased. These changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
Leuthold Core ETF | Credit Risk1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk: The issuers of the bonds and other debt securities held by the Underlying Investments in which the Fund invests may not be able to make interest or principal payments. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security. ETNs may be riskier than ordinary debt securities and may have no principal protection.
Leuthold Core ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk: To the extent the Fund invests in Underlying Investments that are more heavily invested in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. To the extent an Underlying Fund invests more heavily in one sector, industry, or sub-sector of the market, it thereby presents a more concentrated risk and its performance will be especially sensitive to developments that significantly affect those sectors, industries, or sub-sectors. In addition, the value of Underlying Fund shares may change at different rates compared to the value of shares of a fund with investments in a more diversified mix of sectors and industries. An individual sector, industry, or sub-sector of the market may have above-average performance during particular periods, but may also move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events. The Underlying Fund’s performance could also be affected if the sectors, industries, or sub-sectors do not perform as expected. Alternatively, the lack of exposure to one or more sectors or industries may adversely affect performance.
Leuthold Core ETF | Foreign And Emerging Markets Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign and Emerging Markets Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Underlying Investments in which the Fund invests may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Policy and legislative changes in foreign countries and other events affecting global markets, such as the recent armed conflicts between Ukraine and Russia in Europe and among Israel, Hamas, and other militant groups in the Middle East, may contribute to decreased liquidity and increased volatility in the financial markets. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. government and the U.S. economy. The risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments.

Leuthold Core ETF | Currency Exchange Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Currency Exchange Rate Risk: Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s Underlying Investments with underlying foreign shares and the value of your Shares. Because the Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests through Underlying Investments depreciates against the U.S. dollar. This is true even if the local currency value of securities held by the Fund goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar. The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include: national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning, and you may lose money.
Leuthold Core ETF | Short Sales Risk Member
Prospectus [Line Items]
Risk [Text Block]	Short Sales Risk: A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. The Fund would also incur increased transaction costs associated with selling securities short. In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales).
Leuthold Core ETF | Asset Allocation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Asset Allocation Risk: The Fund’s performance will also be affected by the Adviser’s ability to anticipate correctly the relative potential returns and risks of the asset classes in which the Fund invests. For example, the Fund’s relative investment performance would suffer if only a small portion of its assets were allocated to Underlying Investments invested in stocks during a significant stock market advance, and its absolute investment performance would suffer if a major portion of its assets were allocated to Underlying Investments invested in stocks during a market decline. Finally, since the Fund intends to assume only prudent investment risk, there will be periods in which the Fund underperforms mutual funds that are willing to assume greater risk.
Leuthold Core ETF | Quantitative Investment Approach And Model Risk Member
Prospectus [Line Items]
Risk [Text Block]	Quantitative Investment Approach and Model Risk: The Fund utilizes a quantitative investment approach and proprietary models designed to assist the Adviser’s judgment about the attractiveness, value, and potential appreciation or depreciation of a particular security or instrument in which the Fund invests. While the Adviser continuously reviews and refines, if necessary, its investment approach and proprietary models, there is a risk that the quantitative investment approach and proprietary models may be inaccurate or depend on a poorly defined data collection, analysis, or assumptions, and there may be market conditions where the quantitative investment approach and proprietary models perform poorly.
Leuthold Core ETF | Investment Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment Company Risk: The risks of investing in investment companies, such as the Underlying Funds, typically reflect the risks of the underlying investments. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund may be subject to statutory limits with respect to the amount it can invest in other ETFs, which may adversely affect the Fund’s ability to achieve its investment objective. Investments in ETFs are also subject to the following risks: (i) an ETF’s shares may trade at a market price above or below their net asset value (“NAV”); (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.
Leuthold Core ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk: Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.
Leuthold Core ETF | Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	Options Risk: An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash an amount based on an underlying asset, rate, or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or other assets decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire exercise price of each option it sells but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. By writing a call option, the Fund may be obligated to deliver instruments underlying an option at less than the market price. In the case of an uncovered call option, there is a risk of unlimited loss.
Leuthold Core ETF | Managed Futures Strategy/Commodities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Managed Futures Strategy/Commodities Risk: Investments in managed futures programs may subject an Underlying Investment to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including weather and natural disasters; governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies; acts of terrorism, tariffs and U.S. and international economic, political, military and regulatory developments. The demand and supply of these commodities may also fluctuate widely based on such factors as interest rates, investors’ expectation with respect to the rate of inflation, currency exchange rates, the production and cost levels of the producers and/or forward selling by such producers, global or regional political, economic or financial events, purchases and sales by central banks, and trading activities by hedge funds and other commodity funds. Commodity Underlying Investments that use derivatives, such as futures, options, and swaps, which expose them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of the trade will default).
Leuthold Core ETF | Mortgage- And Asset-Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mortgage- and Asset-Backed Securities Risk: The Fund may invest in Underlying Investments that principally invest in mortgage- and asset- backed securities. Such securities are subject to credit, interest rate, prepayment, and extension risks (see “Fixed Income Securities Risk”). These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn or rising interest rates. Small movements in interest rates may quickly and significantly reduce the value of certain mortgage-backed securities.
Leuthold Core ETF | Tax Law Change Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Law Change Risk: All statements contained in this Prospectus regarding the U.S. federal income tax consequences of an investment in the Fund are based on current law, which is subject to change at any time, potentially with retroactive effect. For example, tax legislation enacted in 2017 (the Tax Cuts and Jobs Act) resulted in fundamental changes to the Code (some of which are set to expire in the next few years). More recently, the Inflation Reduction Act of 2022 will add a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. The excise tax on repurchases of stock may cause some corporations in which the Fund invests to reduce liquidity opportunities for its investors, which could potentially reduce the value of your investment in the Fund. Such legislation, as well as possible future U.S. tax legislation and administrative guidance, could materially affect the tax consequences of your investment in the Fund and the Fund’s investments or holding structures. As a result, the Fund is a suitable investment only for those investors who have medium to long-term investment goals. Prospective investors who are uncomfortable with an investment that may decrease in value should not invest in the Fund. The Adviser does not intend the Fund to be a fixed, balanced investment program. Rather, the Fund is intended to be a flexible core investment suitable for long-term investors. Long- term investors may wish to supplement an investment in the Fund with other investments to satisfy their short- term financial needs and to diversify their exposure to various markets and asset classes.
Leuthold Core ETF | Conflicts Of Interest Risk Member
Prospectus [Line Items]
Risk [Text Block]	Conflicts of Interest Risk. The Adviser’s authority to select affiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it may be higher than the fees paid by other unaffiliated underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the Fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Leuthold Core ETF | High-Yield Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	High-Yield Securities Risk: The Fund may invest in Underlying Investments that primarily invest in high-yield securities (also known as “junk bonds”). Although high-yield securities generally pay higher rates of interest than investment grade bonds, high- yield securities are speculative, high risk investments that may cause income and principal losses for such Underlying Investments and, consequently, negatively affect the value of the Fund’s investment in such Underlying Investments. High-yield securities may be issued by companies that are restructuring, are smaller and less creditworthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high-yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. The Fund’s exposure to high-yield securities may subject it to a substantial degree of credit risk.
Leuthold Core ETF | REIT Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	REIT Investment Risk: The Fund may invest in Underlying Investments that primarily invest in REITs. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. REITs are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation.
Leuthold Core ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks: The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Cash Redemption Risk. The Fund’s investment strategy may require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
•Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
•Trading. Although shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares

Leuthold Core ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Leuthold Core ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
Leuthold Core ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
Leuthold Core ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.

Leuthold Core ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares
Leuthold Core ETF | Small- And Mid-Capitalization Company Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small and Mid-Capitalization Company Stock Risk: The Fund may invest in Underlying Investments that primarily invest in the common stock of small- or mid-capitalization companies. Small to mid-capitalization company stocks have historically been subject to greater investment risk than large company stocks. The prices of small- to mid-capitalization company stocks tend to be more volatile and less liquid than large company stocks.
Leuthold Core ETF | MLP Risks Member
Prospectus [Line Items]
Risk [Text Block]	MLP Risk: The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation, with fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP include risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.
Leuthold Core ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Leuthold Select Industries ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk: The prices of the securities in which the Fund invests may decline in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Policy and legislative changes in foreign countries and other events affecting global markets, such as the recent armed conflicts between Ukraine and Russia in Europe and among Israel, Hamas, and other militant groups in the Middle East, may contribute to decreased liquidity and increased volatility in the financial markets. Similarly, the impact of any epidemic, pandemic or natural disaster, such as COVID-19, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged. Price and liquidity changes may occur in the market as a whole, or they may occur in only a particular company, industry, sector, or geographical region of the market. These effects could negatively impact the Fund’s performance.
Leuthold Select Industries ETF | Equity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Risk: The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Leuthold Select Industries ETF | Growth Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Investing Risk: Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
Leuthold Select Industries ETF | Value Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Investing Risk: The value approach to investing involves the risk that stocks of undervalued companies may remain undervalued. The Fund may suffer losses if stocks the Adviser identifies as undervalued and/or temporarily out of favor in the market were improperly identified by the Adviser as undervalued or out of favor, or if those stocks remain undervalued for an extended period of time.
Leuthold Select Industries ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk: The Fund’s investing approach may dictate an emphasis on certain sectors, industries, or sub- sectors of the market at any given time. To the extent the Fund invests more heavily in one sector, industry, or sub-sector of the market, it thereby presents a more concentrated risk and its performance will be especially sensitive to developments that significantly affect those sectors, industries, or sub-sectors. In addition, the value of Fund shares may change at different rates compared to the value of shares of a fund with investments in a more diversified mix of sectors and industries. An individual sector, industry, or sub-sector of the market may have above-average performance during particular periods, but may also move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events. The Fund’s performance could also be affected if the sectors, industries, or sub-sectors do not perform as expected. Alternatively, the lack of exposure to one or more sectors or industries may adversely affect performance.
Leuthold Select Industries ETF | Depositary Receipt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Depositary Receipts Risk: Depositary Receipts are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the social, political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on non-U.S. markets, exchange risk.
Leuthold Select Industries ETF | Quantitative Investment Approach And Model Risk Member
Prospectus [Line Items]
Risk [Text Block]	Quantitative Investment Approach and Model Risk: The Fund utilizes a quantitative investment approach and proprietary models designed to assist the Adviser’s judgment about the attractiveness, value, and potential appreciation or depreciation of a particular security or instrument in which the Fund invests. While the Adviser continuously reviews and refines, if necessary, its investment approach and proprietary models, there is a risk that the quantitative investment approach and proprietary models may be inaccurate or depend on a poorly defined data collection, analysis, or assumptions, and there may be market conditions where the quantitative investment approach and proprietary models perform poorly.
Leuthold Select Industries ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk: Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.
Leuthold Select Industries ETF | Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	Options Risk: An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash an amount based on an underlying asset, rate, or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or other assets decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire exercise price of each option it sells but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. By writing a call option, the Fund may be obligated to deliver instruments underlying an option at less than the market price. In the case of an uncovered call option, there is a risk of unlimited loss.
Leuthold Select Industries ETF | Tax Law Change Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Law Change Risk: All statements contained in this Prospectus regarding the U.S. federal income tax consequences of an investment in the Fund are based on current law, which is subject to change at any time, potentially with retroactive effect. For example, tax legislation enacted in 2017 (the Tax Cuts and Jobs Act) resulted in fundamental changes to the Code (some of which are set to expire in the next few years). More recently, the Inflation Reduction Act of 2022 will add a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. The excise tax on repurchases of stock may cause some corporations in which the Fund invests to reduce liquidity opportunities for its investors, which could potentially reduce the value of your investment in the Fund. Such legislation, as well as possible future U.S. tax legislation and administrative guidance, could materially affect the tax consequences of your investment in the Fund and the Fund’s investments or holding structures. As a result, the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that may decrease in value should not invest in the Fund.

Leuthold Select Industries ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by mutual funds in which the Fund invests may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Policy and legislative changes in foreign countries and other events affecting global markets, such as the recent armed conflicts between Ukraine and Russia in Europe and among Israel, Hamas, and other militant groups in the Middle East, may contribute to decreased liquidity and increased volatility in the financial markets. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. government and the U.S. economy.
Leuthold Select Industries ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks: The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Cash Redemption Risk. The Fund’s investment strategy may require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
•Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
•Trading. Although shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.

Leuthold Select Industries ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Leuthold Select Industries ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
Leuthold Select Industries ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
Leuthold Select Industries ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
Leuthold Select Industries ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
Leuthold Select Industries ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investors in the Fund may lose money.